Notes receivable:	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.	Notes receivable:

As of December 31, 2014 and 2013, the Company had notes receivable in the amount of $0 and $583 thousand, net of reserves in the amount of $541 thousand and $0 respectively. In August 2014, Starion, the entity that purchased inventory and manufacturing machinery and equipment from our discontinued tobacco operations, became non-performing in servicing their note payments. Accordingly, the Company has reserved the note in full.